JPMorgan Europe Dynamic Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EUROPE INDEX(Net Total Return) Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	35.41%	10.30%	8.52%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	34.04%	10.30%	7.46%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	32.68%	9.66%	7.04%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	20.62%	8.08%	6.04%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	39.72%	10.94%	7.61%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	41.79%	11.78%	8.32%